Note 4 - Investment and Equity Securities (Details Textual) - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Equity Securities, FV-NI, Current		$ 818,000	$ 609,000
Equity Securities, FV-NI, Unrealized Gain (Loss), Total	[1]	209,000	(101,000)
Equity Securities, FV-NI, Realized Gain (Loss), Total		0	0
Security Owned and Pledged as Collateral, Fair Value, Total		77,100,000	71,100,000
Proceeds from Sale of Investment Securities		$ 0	0
Available-for-sale Securities, Percentage of Portfolio		80.90%
Other-than-temporary Impairment Loss, Debt Securities, Available-for-sale, Total		$ 0	$ 0

[1]	Not within scope of ASC 606